April 1, 2016

DEAN MID CAP VALUE FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated July 29, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated July 29, 2015, for the Dean Mid Cap Value Fund (the “Fund”) is hereby amended to reflect the following new information.

Reduction in Fund Expenses

Effective April 1, 2016, the Fund’s adviser has contractually agreed to lower its management fee from 1.00% to 0.90% and to lower the Fund’s expense cap from 1.50% to 1.10%. Accordingly, the sub-section “Fees and Expenses of the Fund” in the “SUMMARY SECTION” of the Fund’s Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1

Management Fee	0.90%
Other Expenses	0.88%

Total Annual Fund Operating Expenses	1.78%
Fee Waiver/Expense Reimbursement[2]	(0.68%)

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)[2]	1.10%

[1]	Restated to reflect the Fund’s new, lower management fee and the Adviser’s contractual obligation to cap certain Fund operating expenses.
[2]	Effective April 1, 2016, the Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2017. Any waiver or reimbursement is subject to recoupment by the adviser within three years, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. This expense cap may not be terminated prior to July 31, 2017 except by the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$112	$494	$901	$2,038

New Transfer Agent Name

The name of the Fund’s transfer agent has changed to Ultimus Asset Services, LLC (a wholly-owned subsidiary of Ultimus Fund Solutions, LLC).

New Address for the Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund, should be addressed to:

Regular Mail	Express/Overnight Mail
The Dean Funds	The Dean Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “ADDITIONAL SUMMARY INFORMATION – Purchase and Sale of Fund Shares” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (888) 899-8343. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015 was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board reviewed and approved this arrangement.

The following information supplements the information found in the SAI under the headings “TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR” and “DISTRIBUTOR”.

Effective December 31, 2015, Huntington Asset Services, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Ultimus Asset Services, LLC (“UAS”). UAS acts as the Fund’s transfer agent, fund account, and administrator.

Effective December 31, 2015, Unified Financial Securities, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Unified Financial Securities, LLC (“Unified”). Unified is the exclusive agent for distribution of shares of the Fund.

Certain officers of Unified Series Trust are also officers of Ultimus Fund Solutions, UAS, and/or Unified.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.

April 1, 2016

DEAN SMALL CAP VALUE FUND

A series of Unified Series Trust

Supplement to Prospectus and Statement of Additional Information

Each dated July 29, 2015

The Prospectus and Statement of Additional Information (THE “SAI”), each dated July 29, 2015, for the Dean Small Cap Value Fund (the “Fund”) is hereby amended to reflect the following new information.

New Transfer Agent Name

The name of the Fund’s transfer agent has changed to Ultimus Asset Services, LLC (a wholly-owned subsidiary of Ultimus Fund Solutions, LLC).

New Address for the Fund

Beginning April 25, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund, should be addressed to:

Regular Mail	Express/Overnight Mail
The Dean Funds	The Dean Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “ADDITIONAL SUMMARY INFORMATION – Purchase and Sale of Fund Shares” and “ACCOUNT INFORMATION” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (888) 899-8343. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

The following chart replaces the chart currently found in the SAI under the heading “TRUSTEES AND OFFICERS”.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Nancy V. Kelly (Age - 60)*** Trustee, November 2007 to present	Current: Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

Dave Carson (Age – 58) President, January 2016 to present

Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013; Principal Executive Officer, UMT since October 2014.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Bo Howell (Age – 35) Vice President and Secretary, January 2016 to present

Current: V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC since 2014; Secretary, UMT since 2015.

Previous: Assistant Secretary, UMT (2014); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012).

John C. Swhear (Age - 54) Vice President, January 2016 to present

Current: Assistant Vice President and Associate Director of Compliance, Ultimus Fund Solutions, LLC since 2015; Chief Compliance Officer, Unified Financial Securities, LLC since May 2007; Chief Compliance Officer and AML Officer, Capitol Series Trust since September 2013; Chief Compliance Officer, AML Officer and Vice President, Valued Advisers Trust since May 2007.

Previous: Vice President of Legal Administration, Compliance and Risk for Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC), the Trust’s administrator, (April 2007 to December 2015), Director since May 2014; President, Unified Series Trust (March 2012 to January 2016); Senior Vice President of Unified Series Trust (May 2007 to August 2013); Secretary of Huntington Funds (April 2010 to February 2012).

Zachary Richmond (Age - 35) Treasurer and Chief Financial Officer, November 2014 to present

Current: Assistant Vice President, Associate Director of Financial Administration since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc.

(January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Lynn E. Wood (Age - 69) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

*	The address for each trustee and officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	The Trust currently consists of 14 series.
***	Ms. Kelly may be deemed an interested trustee because she is an officer of an entity that until December 31, 2015 was under common control with Unified Financial Securities, LLC, the Trust’s distributor. The Board reviewed and approved this arrangement.

The following information supplements the information found in the SAI under the headings “TRANSFER AGENT, FUND ACCOUNTING AGENT, AND ADMINISTRATOR” and “DISTRIBUTOR”.

Effective December 31, 2015, Huntington Asset Services, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Ultimus Asset Services, LLC (“UAS”). UAS acts as the Fund’s transfer agent, fund account, and administrator.

Effective December 31, 2015, Unified Financial Securities, Inc. was acquired by Ultimus Fund Solutions, LLC, and is now known as Unified Financial Securities, LLC (“Unified”). Unified is the exclusive agent for distribution of shares of the Fund.

Certain officers of Unified Series Trust are also officers of Ultimus Fund Solutions, UAS, and/or Unified.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 899-8343.